Fixed Assets and Assets Held for Sale (Tables)	12 Months Ended
Dec. 31, 2023
Fixed Assets And Assets Held For Sale
Fixed Assets and Assets Held for Sale - Vessels, net (Table)

	Vessel cost	Accumulated depreciation	Net book value
Balance as at January 1, 2022	$1,999,894	$(218,036)	$1,781,858
Vessel acquisitions	121,583	—	121,583
Vessel disposals	(143,692)	63,159	(80,533)
Improvements	1,873	—	1,873
Depreciation for the year	—	(66,884)	(66,884)
Balance as at December 31, 2022	$1,979,658	$(221,761)	$1,757,897
Vessel acquisitions	840,662	—	840,662
Vessel disposals	(52,963)	34,824	(18,139)
Improvements	19,755	—	19,755
Depreciation for the year	—	(82,526)	(82,526)
Impairment of vessel	(11,497)	—	(11,497)
Classification as asset held for sale	(17,814)	3,578	(14,236)
Balance as at December 31, 2023	$2,757,801	$(265,885)	$2,491,916

Fixed Assets and Assets Held for Sale - Disposals (Table)

Vessel	M/V Agamemnon	M/V Archimidis	Total
Sale price	$65,000	$65,000	$130,000
Carrying value on sale	(41,806)	(38,727)	(80,533)
Other sale expenses	(1,099)	(1,093)	(2,192)
Gain on sale	$22,095	$25,180	$47,275

Fixed Assets and Assets Held for Sale - Advances for vessels under construction (Table)
Vessels under construction cost
Balance as at January 1, 2022	$—
Balance as at December 31, 2022	$—
Advances for vessels under construction	140,369
Balance as at December 31, 2023	$140,369

Fixed Assets and Assets Held for Sale - Advances for vessels under construction - related party (Table)

Advances for vessels under construction-related party
Balance as at January 1, 2022	$—
Advances for vessels under construction-related party	30,000
Transfer to vessels, net	(6,000)
Balance as at December 31, 2022	$24,000
Transfer to vessels, net	(24,000)
Advances for vessels under construction-related party	174,400
Balance as at December 31, 2023	$174,400

Fixed Assets and Assets Held for Sale - Assets held for sale (Table)
Assets held for sale
Balance as at January 1, 2023	$–
Vessel held for sale	14,236
Inventories	158
Balance as at December 31, 2023	$14,394